BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
Schedule of Bank Borrowings
	December 31,
	2015	2016
Short-term bank borrowings	$72,360,730	$55,582,070
Long-term bank borrowings, current portion	51,576,265	50,398,250
Total borrowings, current	123,936,995	105,980,320
Long-term bank borrowings, non-current portion	118,548,430	111,948,913
Total	$242,485,425	$217,929,233

Schedule of Short-Term Borrowings
	December 31,
	2015	2016
Short-term borrowings	72,360,730	55,582,070

Total	$72,360,730	$55,582,070

Schedule of Long-Term Bank Borrowings
	December 31,
	2015	2016
Borrowing from Huaxia Bank	3,079,180	—
Borrowing from Bank of China	70,821,140	33,118,850
Borrowing from Chongqing Rural Commercial Bank	96,224,375	129,228,313

Total	$170,124,695	$162,347,163

Schedule of Principal Maturities of Long-term Bank Borrowings
December 31, 2016	Amount
2017	$50,398,250
2018	25,003,292
2019	27,577,922
2020	27,577,922
2021	18,938,223
2022	10,298,523
2023	2,553,031
Total	$162,347,163